Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Number of Shares and Loss Used in the Computation of Loss Per Share	Details of the number of shares and loss used in the computation of loss per share:
	Year ended December 31,
	2025		2024		2023
Amounts used in the computation of basic and diluted loss	Weighted number of shares	Loss	Weighted number of shares	Loss	Weighted number of shares	Loss
		USD		USD		USD
Continuing operations:

Basic loss per share	124,185	(12,179)	30,820	(6,284)	2,157	(5,122)

Effect of potential dilutive ordinary shares	-	-	-	-	-	-

Basic and diluted loss per share	124,185	(12,179)	30,820	(6,284)	2,157	(5,122)